Income taxes - Carried forward tax credits (Details) - Net operating losses and tax carry forwards - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets and liabilities
Deferred tax assets	$ 3,752	$ 3,779	$ 3,014
Australia
Deferred tax assets and liabilities
Deferred tax assets	1,057
United States
Deferred tax assets and liabilities
Deferred tax assets	715
Canada
Deferred tax assets and liabilities
Deferred tax assets	675
France
Deferred tax assets and liabilities
Deferred tax assets	520
United Kingdom
Deferred tax assets and liabilities
Deferred tax assets	313
Not later than one year
Deferred tax assets and liabilities
Deferred tax assets	71	90	75
Year 2
Deferred tax assets and liabilities
Deferred tax assets	48	70	64
Year 3
Deferred tax assets and liabilities
Deferred tax assets	27	38	60
Year 4
Deferred tax assets and liabilities
Deferred tax assets	19	32	24
Year 5 and after
Deferred tax assets and liabilities
Deferred tax assets	1,310	1,423	1,330
Year 5 and after | United States
Deferred tax assets and liabilities
Deferred tax assets	595
Year 5 and after | Canada
Deferred tax assets and liabilities
Deferred tax assets	675
Unlimited
Deferred tax assets and liabilities
Deferred tax assets	2,277	$ 2,126	$ 1,461
Unlimited | Australia
Deferred tax assets and liabilities
Deferred tax assets	1,057
Unlimited | United States
Deferred tax assets and liabilities
Deferred tax assets	120
Unlimited | France
Deferred tax assets and liabilities
Deferred tax assets	520
Unlimited | United Kingdom
Deferred tax assets and liabilities
Deferred tax assets	$ 313